UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2016

Date of reporting period:	1/31/2016

Item 1	–	Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS

CLOSED-END FUNDS

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

High level of current income

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for Prudential Global Short Duration High Yield Fund, Inc. informative and useful. The report covers performance for the six-month period ended January 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Short Duration High Yield Fund, Inc.

Prudential Global Short Duration High Yield Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain more recent performance data by visiting our website at www.prudentialfunds.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in higher-rated, below-investment-grade fixed income instruments of issuers located around the world, including emerging markets.* The Fund seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less.

*There can be no guarantee the Fund will achieve its objective. Higher-rated high yield bonds, commonly referred to as “junk bonds,” are below investment grade and are considered speculative. They are rated Ba, B by Moody’s Investors Service, Inc. (Moody’s); BB, B by Standard & Poor’s Ratings Services (S&P) or Fitch Inc. (Fitch); or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated, are considered by PGIM to be of comparable quality.

Performance Snapshot as of 1/31/16
Price Per Share	Total Return For Six Months Ended 1/31/16
$15.94 (NAV)	–2.78%
$13.99 (Market Price)	–0.18%

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Source: Prudential Investments LLC.

Key Fund Statistics as of 1/31/16
Duration	2.8 years	Average Maturity	3.5 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the Fund’s bonds.

2	Visit our website at www.prudentialfunds.com

Credit Quality expressed as a percentage of total investments as of 1/31/16
A	0.2%
BBB	5.2
BB	47.3
B	40.9
CCC	4.7
C	0.1
Not Rated	0.5
Cash/Cash Equivalents	1.1
Total Investments	100.0%

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P) or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Yield and Dividends as of 1/31/16
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/16
$0.675	$0.110	9.44%

Yield at Market Price is the annualized rate determined by dividing current monthly dividend paid per share by the market price per share as of January 31, 2016.

Prudential Global Short Duration High Yield Fund, Inc.	3

Strategy and Performance Overview

How did the Fund perform?

For the six-month reporting period that ended January 31, 2016, the Prudential Global Short Duration High Yield Fund, Inc. returned –0.18% based on market price and –2.78% based on net asset value (NAV). For the same period, the Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained (USD Hedged) Index (the Index) returned –3.54%, and the Lipper Closed End High Yield Leveraged Funds Average returned –10.45%. All Fund returns reflect reinvestment of dividends.

What were conditions like in the short-term global high yield bond market?

Global high yield bonds generated a negative return during the six-month period, with the energy sector being a familiar underperformer as crude oil prices fell to seven-year lows during the reporting period. Yet, with the exception of commodity-related industries, fundamentals in the other sectors remained relatively steady. Credit metrics (excluding commodities), which measure the health of a corporate borrower, including leverage and coverage statistics, have deteriorated slightly but remain stable overall.

Excluding commodity-related credits, the US default rate is low and is expected to remain low over the near term. Most defaults are expected in the energy and metals and mining sectors.

The short duration, higher-quality sub-style of global high yield bonds, as measured by the Index returned –3.54%, performing significantly better than global broad high yield market, which returned –5.01%. Among the best sector performers were emerging markets sovereign debt, building materials and home construction, and health care and pharmaceuticals. The energy sector was by far the worst performer during the six-month period. The metals and mining and transportation and environmental services sectors were also negative during the period.

Across the regional components of the broad global high yield universe, the US high yield corporate component, which has the largest exposure to energy, was down the most with a return of –7.8%. The European high yield corporate component also struggled during the period, returning –2.0%. The emerging markets component was down the least, posting a return of –0.5%. All returns are in US dollars.

What strategies proved most beneficial to the Fund’s performance?

•	The Fund benefited from strong sector and security selection during the reporting period.

•	The Fund’s underweight in the energy sector, which continued its sell-off during the period, was the largest positive contributor to performance.

4	Visit our website at www.prudentialfunds.com

Overweight positions in the gaming/lodging/leisure, technology and cable and satellite sectors also added to returns.

•	Solid security selection in the transportation and environmental services, technology, telecommunications and consumer non-cyclical sectors enhanced results.

•

The Fund benefited from its underweight in upstream (exploration and production) energy companies, including Linn Energy and Chesapeake Energy. Avoiding Abengoa SA (industrial), Novo Banco (banking), and Portugal Telecom International (telecommunications) were also positive for the Fund.

What strategies detracted most from the Fund’s performance?

•	Underweight positions in emerging markets sovereign debt, banking, and finance and insurance hurt performance, as these sectors performed well during the period.

•	The Fund was hampered by security selection within the metals and mining, industrial, and building materials and home construction sectors.

•

Overweights in Pacific Exploration and Production (upstream energy), Berau Coal (metals and mining), Laureate Education (educational services), and Murray Energy Holdings (metals and mining) were all negative.

How did the Fund’s borrowing (leverage) strategy affect its performance?

•	The Fund’s use of leverage detracted from results as the cost of borrowing exceeded the returns of the securities purchased.

•	As of January 31, 2016, the Fund had borrowed $270 million and was about 29.3% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was about 28.5%.

Did the Fund have exposure to derivatives?

Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in U.S. dollars. Changes in the value of non-dollar bonds due to currency fluctuations were offset by the derivative positions, so the use of foreign currency exchange contracts had a minimal effect on performance on a net basis.

Prudential Global Short Duration High Yield Fund, Inc.	5

Strategy and Performance Overview (continued)

Benchmark Definitions

Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index

The Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index is an unmanaged index which represents the performance of short duration higher-rated high yield bonds in the United States, developed markets, and emerging markets.

Source: Barclays.

Lipper Closed End High Yield Leveraged Funds Average

The Lipper High Yield Funds (Leveraged) Average (Lipper Average) represents returns based on an average return of 35 funds in the Lipper Closed-End High Yield Funds (Leveraged) category.

Investors cannot invest directly in an index or average.

Looking for additional information?

The Fund is traded under the symbol “GHY,” and its closing market price is available online on most financial websites and may be available in most newspapers under the New York Stock Exchange (NYSE) listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on www.prudentialfunds.com.

In a continuing effort to provide information concerning the Fund, shareholders may go to www.prudentialfunds.com or call 1 (800) 451-6788 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 138.9%

BANK LOANS(a) 8.6%

Building Materials & Construction 0.5%
Materis CHRYSO SA (France)	4.750%	08/13/21	EUR	3,000	$3,184,886

Cable & Satellite 0.2%
CSC Holdings LLC	3.107	04/17/20		1,496	1,490,553

Capital Goods 0.1%
Neff Rental LLC	7.250	06/09/21		1,054	827,233

Chemicals 0.8%
Axalta Coating Systems (US Holdings), Inc.	3.750	02/01/20		895	885,327
MacDermid, Inc.	5.500	06/07/20		4,464	4,142,946

					5,028,273

Educational Services 0.3%
Laureate Education, Inc.	5.000	06/16/18		2,424	1,896,976

Foods 1.2%
Agrokor DD Spv2 (Croatia), PIK	9.500	06/04/18	EUR	4,700	4,908,191
Albertson’s LLC	5.500	03/21/19		1,350	1,334,012
Jacobs Douwe Egberts (Netherlands)	4.250	07/02/22	EUR	1,447	1,562,920

					7,805,123

Gaming 0.9%
Gala Group Finance PLC (United Kingdom)	5.510	05/25/18	GBP	4,000	5,681,106

Industrial 0.5%
Verisure Holding AB (Sweden)	5.250	10/21/22	EUR	3,000	3,245,821

Media & Entertainment 1.0%
Infinitas Learning BV (Netherlands)	4.341	01/31/23	EUR	6,000	6,304,774

Metals 0.2%
Murray Energy Corp.	7.500	04/16/20		2,930	1,365,141

Non-Captive Finance 0.2%
Scout24 AG (Germany)	4.250	02/12/21	EUR	909	979,049

Other Industry 0.7%
Webhelp (France)	4.345	01/31/23	EUR	4,000	4,268,180

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	7

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Packaging 0.8%
Jost World GMBH	5.000%	12/21/22	EUR	5,000	$5,294,602

Retail 0.5%
Euro Garages (United Kingdom)(b)	6.430	01/31/23	GBP	2,500	3,522,193

Technology 0.3%
BMC Software Finance, Inc.	5.000	09/10/20		2,728	2,171,962

Telecommunications 0.4%
Communications Sales & Leasing, Inc.	5.000	10/24/22		3,085	2,889,149

TOTAL BANK LOANS (cost $62,799,205)					55,955,021

CORPORATE BONDS 84.2%

Airlines 1.6%
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates(c)	6.125	04/29/18		10,280	10,742,600

Auto Parts & Equipment 0.7%
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.125	02/15/19		1,000	983,750
Gtd. Notes(c)	7.750	11/15/19		3,422	3,635,875

					4,619,625

Building Materials 2.7%
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,120,000; purchased 07/28/14)(c)(d)(e)	7.500	02/15/19		6,000	4,800,000
US Concrete, Inc., Sr. Sec’d. Notes(c)	8.500	12/01/18		8,200	8,487,000
USG Corp., Sr. Unsec’d. Notes(c)	9.750	01/15/18		3,750	4,125,000

					17,412,000

Chemicals 2.7%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(c)	7.375	05/01/21		14,123	14,820,253
Hexion US Finance Corp., Sr. Sec’d. Notes(c)	8.875	02/01/18		1,755	1,193,400

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A(c)	6.500%	04/15/21	1,990	$1,890,500

				17,904,153

Coal
Peabody Energy Corp., Gtd. Notes(c)(d)	6.000	11/15/18	1,850	157,250

Commercial Services 3.8%
Hertz Corp. (The),
Gtd. Notes(c)	4.250	04/01/18	3,125	3,109,375
Gtd. Notes(c)	6.750	04/15/19	3,000	3,000,000
Gtd. Notes(c)	7.500	10/15/18	3,069	3,115,035
Laureate Education, Inc., Gtd. Notes, 144A(c)	9.250	09/01/19	3,900	2,135,250
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(c)	7.000	05/15/18	6,950	6,811,000
Service Corp. International, Sr. Unsec’d. Notes(c)	7.625	10/01/18	5,850	6,548,373

				24,719,033

Distribution/Wholesale 0.3%
HD Supply, Inc., Gtd. Notes	11.500	07/15/20	2,000	2,205,000

Diversified Financial Services 3.8%
CoreLogic, Inc., Gtd. Notes(c)	7.250	06/01/21	5,350	5,550,625
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625	10/15/20	450	473,625
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.875	09/01/17	7,500	8,025,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A(c)	6.875	03/15/20	1,275	1,099,687
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	8.450	06/15/18	4,775	4,942,125
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(c)	6.750	12/15/19	4,875	4,826,250

				24,917,312

Electric 4.0%
AES Corp. (The),
Sr. Unsec’d. Notes(c)	3.414(a)	06/01/19	1,150	1,063,750
Sr. Unsec’d. Notes(c)	7.375	07/01/21	1,525	1,570,750

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
DPL, Inc.,
Sr. Unsec’d. Notes	6.500%	10/15/16	219	$223,380
Sr. Unsec’d. Notes(c)	7.250	10/15/21	2,825	2,690,812
Dynegy, Inc., Gtd. Notes(c)	6.750	11/01/19	6,725	6,489,625
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(c)	7.875	06/15/17	1,750	1,400,000
Sr. Unsec’d. Notes(c)	9.500	10/15/18	3,375	2,362,500
Sr. Unsec’d. Notes	9.875	10/15/20	650	442,000
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(c)	9.125	06/30/17	470	470,097
NRG Energy, Inc.,
Gtd. Notes(c)	7.625	01/15/18	5,734	5,791,340
Gtd. Notes	7.875	05/15/21	675	587,250
Gtd. Notes(c)	8.250	09/01/20	2,750	2,495,625
NRG REMA LLC, Series B, Pass-Through Certificates(c)(d)	9.237	07/02/17	434	430,980

				26,018,109

Electrical Components & Equipment 0.2%
Anixter, Inc., Gtd. Notes(c)	5.625	05/01/19	1,000	1,027,500

Engineering & Construction 0.2%
Michael Baker International LLC/CDL Acquisition Co., Inc., Sr. Sec’d. Notes, 144A(c)	8.250	10/15/18	1,610	1,380,575

Entertainment 6.9%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,972,708; purchased 05/21/14 - 12/09/15)(c)(d)(e)	9.125	05/01/19	3,725	3,836,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(c)	5.250	03/15/21	4,175	4,279,375
Cinemark USA, Inc., Gtd. Notes(c)	7.375	06/15/21	2,550	2,658,375
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(c)	4.375	11/01/18	1,120	1,125,460
Gtd. Notes(c)	4.875	11/01/20	3,000	2,932,500
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(d)	8.875	03/15/19	2,450	2,413,250

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Isle of Capri Casinos, Inc., Gtd. Notes(c)	8.875%	06/15/20	7,775	$8,202,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,741,313; purchased 07/30/13 - 08/25/15)(c)(d)(e)	5.000	08/01/18	4,650	4,655,812
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22	675	691,031
Sr. Unsec’d. Notes(c)	7.875	07/15/21	2,500	2,581,250
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875	11/01/21	475	459,563
Pinnacle Entertainment, Inc., Gtd. Notes(c)	8.750	05/15/20	6,750	7,036,875
Scientific Games Corp., Gtd. Notes(c)	8.125	09/15/18	5,650	4,025,625

				44,898,491

Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes(c)	5.250	08/01/20	950	967,813

Food 1.9%
Diamond Foods, Inc., Gtd. Notes, 144A	7.000	03/15/19	6,553	6,782,355
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(c)	9.000	11/01/19	3,750	3,937,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes(c)	7.750	07/01/17	1,507	1,601,188

				12,321,043

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(c)	6.500	05/20/21	1,700	1,623,500

Healthcare - Products 0.5%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875	04/15/20	3,325	3,183,688

Healthcare - Services 5.4%
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	5.625	02/15/21	2,875	2,925,313
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000	11/15/19	11,258	11,173,565
HCA, Inc.,
Gtd. Notes(c)	8.000	10/01/18	2,050	2,296,000
Sr. Sec’d. Notes(c)	3.750	03/15/19	1,300	1,309,750

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare - Services (cont’d.)
Kindred Healthcare, Inc., Gtd. Notes(c)	8.000%	01/15/20	4,325	$3,946,562
Select Medical Corp., Gtd. Notes(c)	6.375	06/01/21	2,000	1,717,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(c)	6.250	11/01/18	2,626	2,776,995
Sr. Unsec’d. Notes(c)	5.000	03/01/19	9,775	9,212,937

				35,358,622

Holding Companies - Diversified 0.3%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,100,000; purchased 06/26/14)(c)(d)(e)	7.500	08/15/19	2,100	2,016,000

Home Builders 6.8%
Beazer Homes USA, Inc.,
Gtd. Notes(c)	5.750	06/15/19	4,875	4,290,000
Sr. Sec’d. Notes(c)	6.625	04/15/18	8,250	8,404,687
D.R. Horton, Inc., Gtd. Notes(c)	6.500	04/15/16	2,525	2,540,781
KB Home,
Gtd. Notes(c)	4.750	05/15/19	3,950	3,792,000
Gtd. Notes(c)	7.250	06/15/18	3,500	3,670,625
Lennar Corp.,
Gtd. Notes(c)	4.500	06/15/19	3,125	3,203,125
Gtd. Notes(c)	4.500	11/15/19	5,000	5,137,500
M/I Homes, Inc., Gtd. Notes, 144A(c)	6.750	01/15/21	2,500	2,425,000
Standard Pacific Corp., Gtd. Notes(c)	8.375	05/15/18	7,750	8,544,375
William Lyon Homes, Inc., Gtd. Notes(c)	8.500	11/15/20	2,125	2,194,063

				44,202,156

Household Products/Wares 0.4%
Jarden Corp., Gtd. Notes(c)	7.500	05/01/17	2,807	2,877,175

Internet 1.4%
Ancestry.com, Inc., Gtd. Notes(c)	11.000	12/15/20	4,000	4,240,000
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(c)	10.125	07/01/20	4,521	4,860,075

				9,100,075

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Iron/Steel 0.4%
AK Steel Corp., Sr. Sec’d. Notes(c)	8.750%	12/01/18	2,671	$2,277,028
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(d)	5.950	01/15/18	1,000	200,000

				2,477,028

Leisure Time 0.8%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	4.625	11/15/20	2,100	2,042,250
Sr. Unsec’d. Notes, 144A	5.250	11/15/19	1,200	1,206,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18	1,650	1,773,750

				5,022,000

Lodging 4.1%
Boyd Gaming Corp., Gtd. Notes(c)	9.000	07/01/20	6,208	6,549,440
MGM Resorts International,
Gtd. Notes(c)	7.625	01/15/17	6,889	7,147,337
Gtd. Notes(c)	8.625	02/01/19	7,500	8,325,000
Station Casinos LLC, Gtd. Notes(c)	7.500	03/01/21	4,750	4,892,500

				26,914,277

Machinery - Construction & Mining 0.9%
Terex Corp., Gtd. Notes	6.500	04/01/20	5,850	5,586,750

Machinery - Diversified 1.8%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(c)	7.875	12/01/17	2,000	2,141,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,823,125; purchased 03/21/14 - 10/06/14)(c)(d)(e)	8.750	12/15/19	1,675	1,574,500
CNH Industrial Capital LLC, Gtd. Notes(c)	4.375	11/06/20	2,775	2,636,250
SPX FLOW, Inc., Gtd. Notes(c)	6.875	09/01/17	5,205	5,497,781

				11,849,531

Media 8.5%
AMC Networks, Inc., Gtd. Notes(c)	7.750	07/15/21	9,000	9,540,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes(c)	7.750	04/15/18	1,465	1,483,313
Sr. Unsec’d. Notes(c)	8.625	09/15/17	6,031	6,257,162

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	13

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(c)	6.500%	04/30/21	11,843	$12,353,670
Gtd. Notes(c)	7.000	01/15/19	1,734	1,770,848
Gtd. Notes	7.375	06/01/20	1,000	1,040,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	6.375	09/15/20	3,710	3,584,787
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625	03/15/20	260	205,400
DISH DBS Corp.,
Gtd. Notes(c)	4.250	04/01/18	2,355	2,357,944
Gtd. Notes(c)	7.875	09/01/19	1,900	2,061,500
Entercom Radio LLC, Gtd. Notes(c)	10.500	12/01/19	5,000	5,100,000
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $8,118,125; purchased 04/14/15 - 06/11/15)(c)(d)(e)	9.125	04/01/20	7,400	7,788,500
Univision Communications, Inc., Gtd. Notes, 144A (original cost $2,231,338; purchased 08/26/15 - 09/09/15)(c)(d)(e)	8.500	05/15/21	2,130	2,114,025

				55,657,149

Mining 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes(c)	6.750	07/15/18	2,700	2,802,600

Miscellaneous Manufacturing 1.1%
Koppers, Inc., Gtd. Notes(c)	7.875	12/01/19	7,075	7,004,250

Oil & Gas 0.8%
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(c)	10.750	02/15/20	2,550	2,422,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(c)	5.500	08/01/20	1,050	984,375
Western Refining, Inc., Gtd. Notes	6.250	04/01/21	722	657,020
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	7.500	08/01/20	1,825	1,146,283

				5,210,178

Oil & Gas Services 0.2%
PHI, Inc., Gtd. Notes(c)	5.250	03/15/19	1,475	1,191,063

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Packaging & Containers 3.7%
AEP Industries, Inc., Sr. Unsec’d. Notes(c)	8.250%	04/15/19		6,110	$6,163,462
Ball Corp., Gtd. Notes	3.500	12/15/20	EUR	1,050	1,166,180
Beverage Packaging Holdings Luxembourg II SA (New Zealand), Gtd. Notes, 144A	6.000	06/15/17		1,875	1,809,375
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875	11/01/19		750	592,500
Greif, Inc.,
Sr. Unsec’d. Notes(c)	6.750	02/01/17		865	892,031
Sr. Unsec’d. Notes(c)	7.750	08/01/19		6,050	6,730,625
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.500	08/15/19		3,025	2,783,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,546,719; purchased 11/04/15 - 01/05/16)(c)(d)(e)	6.500	10/01/21		2,575	2,465,563
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500	12/01/20		1,260	1,389,150

					23,991,886

Pharmaceuticals 1.4%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19		1,825	1,783,937
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(c)	5.375	03/15/20		5,375	5,069,297
Gtd. Notes, 144A(c)	6.375	10/15/20		2,390	2,294,400

					9,147,634

Pipelines 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13 - 02/22/13)(c)(d)(e)	6.000	01/15/19		2,850	2,679,000

Real Estate Investment Trusts (REITs) 0.5%
DuPont Fabros Technology LP, Gtd. Notes(c)	5.875	09/15/21		1,680	1,730,400
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(c)	6.375	02/15/22		1,475	1,497,125

					3,227,525

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	15

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retail 2.7%
Dollar Tree, Inc., Gtd. Notes, 144A	5.250%	03/01/20	850	$892,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(c)	8.625	06/15/20	1,550	1,410,500
L Brands, Inc., Gtd. Notes(c)	8.500	06/15/19	1,150	1,339,750
Landry’s, Inc., Gtd. Notes, 144A (original cost $9,584,736; purchased 11/20/14 - 12/08/15)(c)(d)(e)	9.375	05/01/20	8,925	9,427,031
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $1,938,281; purchased 01/30/13)(c)(d)(e)	8.500	10/15/17	1,875	1,910,250
Yum! Brands, Inc., Sr. Unsec’d. Notes(c)	3.875	11/01/20	2,500	2,400,000

				17,380,031

Semiconductors 1.7%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A	5.000	05/15/21	1,765	1,800,300
Sr. Sec’d. Notes, 144A	6.000	01/15/22	8,650	9,060,875

				10,861,175

Software 4.4%
Audatex North America, Inc., Gtd. Notes, 144A	6.000	06/15/21	7,440	7,495,800
Emdeon, Inc., Gtd. Notes(c)	11.000	12/31/19	8,700	9,048,000
First Data Corp., Sr. Sec’d. Notes, 144A(c)	6.750	11/01/20	3,020	3,182,325
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $3,161,250; purchased 08/11/15 - 12/08/15)(c)(d)(e)	5.750	08/15/20	3,175	3,198,813
MedAssets, Inc., Gtd. Notes(c)	8.000	11/15/18	5,319	5,446,124

				28,371,062

Telecommunications 6.0%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(c)	14.750	12/01/16	2,500	2,722,500
CommScope Holding Co., Inc.,
Sr. Sec’d. Notes, 144A(c)	4.375	06/15/20	3,475	3,535,812
Sr. Unsec’d. Notes, PIK, 144A(c)	6.625	06/01/20	6,355	6,482,100
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	8.125	10/01/18	1,500	1,531,875
Level 3 Financing, Inc., Gtd. Notes(c)	7.000	06/01/20	6,715	7,050,750

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Qwest Capital Funding, Inc., Gtd. Notes(c)	6.500%	11/15/18	4,000	$4,080,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(c)	8.375	08/15/17	5,850	5,659,875
T-Mobile USA, Inc.,
Gtd. Notes(c)	6.542	04/28/20	1,375	1,416,250
Gtd. Notes	6.625	11/15/20	1,000	1,028,500
Windstream Services LLC,
Gtd. Notes(c)	7.750	10/15/20	2,000	1,655,000
Gtd. Notes(c)	7.875	11/01/17	3,750	3,918,750

				39,081,412

Transportation 0.5%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(c)	7.875	09/01/19	3,050	3,042,375

TOTAL CORPORATE BONDS (cost $574,142,595)				549,148,646

FOREIGN BONDS 46.1%

Argentina 0.6%
YPF SA,
Sr. Unsec’d. Notes, RegS	8.875	12/19/18	400	408,000
Sr. Unsec’d. Notes, 144A	8.875	12/19/18	3,330	3,396,600

				3,804,600

Barbados 0.4%
Columbus International, Inc., Gtd. Notes, RegS (original cost $1,075,000; purchased 06/11/15)(d)(e)	7.375	03/30/21	1,000	1,002,500
Gtd. Notes, 144A (original cost $1,899,500; purchased 08/03/15 - 08/26/15)(d)(e)	7.375	03/30/21	1,800	1,804,500

				2,807,000

Brazil 2.2%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS(c)	10.250	10/05/16	6,000	6,075,000
Gtd. Notes, 144A(c)	10.250	10/05/16	1,980	2,004,750

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	17

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Brazil (cont’d.)
JBS SA, Sr. Unsec’d. Notes, RegS	10.500%	08/04/16		340	$345,950
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $1,068,500; purchased 06/10/15)(d)(e)	8.250	02/01/20		1,000	945,000
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22		3,325	3,362,406
Petrobras Global Finance BV, Gtd. Notes(c)	2.000	05/20/16		1,500	1,486,875

					14,219,981

Canada 3.8%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(c)	4.750	04/15/19		1,525	1,204,750
Sr. Unsec’d. Notes, 144A(c)	7.500	03/15/18		2,684	2,509,540
Brookfield Residential Properties, Inc., Gtd. Notes, 144A(c)	6.500	12/15/20		3,025	2,737,625
Cogeco Communications, Inc., Gtd. Notes, 144A	4.875	05/01/20		500	501,875
Cott Beverages, Inc., Gtd. Notes(c)	6.750	01/01/20		3,850	3,965,500
Kissner Milling Co., Ltd., Sr. Sec’d. Notes, 144A (original cost $2,103,000; purchased 05/15/14 - 02/03/15)(c)(d)(e)	7.250	06/01/19		2,100	1,858,500
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(c)	7.500	11/01/20		3,875	3,293,750
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(c)	6.000	05/15/17		7,740	7,798,050
Tembec Industries, Inc., Sr. Sec’d. Notes, 144A(c)(d)	9.000	12/15/19		1,250	790,625

					24,660,215

Colombia 0.1%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	7.250	12/12/21		4,000	500,000

France 5.1%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A	4.625	07/01/17		2,800	2,919,000
Gtd. Notes, 144A	6.750	11/15/20		5,150	5,536,250
Gtd. Notes, 144A	8.875	01/01/20		5,995	6,422,144
Cerba European Lab SAS, Sr. Sec’d. Notes, RegS	7.000	02/01/20	EUR	1,700	1,903,261
Dry Mix Solutions Investissements SAS,
Sr. Sec’d. Notes, RegS	4.122(a)	06/15/21	EUR	500	524,780
Sr. Sec’d. Notes, 144A(c)	4.122(a)	06/15/21	EUR	3,500	3,673,462

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

France (cont’d.)
Loxam SAS, Sr. Sub. Notes, RegS	7.375%	01/24/20	EUR	1,600	$1,826,435
Numericable Group SA, Sr. Sec’d. Notes, 144A(c)	4.875	05/15/19		5,470	5,428,975
Picard Groupe SA, Sr. Sec’d. Notes, 144A	4.250(a)	08/01/19	EUR	825	891,484
Rexel SA,
Sr. Unsec’d. Notes, RegS	5.125	06/15/20	EUR	1,000	1,130,743
Sr. Unsec’d. Notes, 144A	5.250	06/15/20		450	443,250
THOM Europe SAS, Sr. Sec’d. Notes, 144A(c)	7.375	07/15/19	EUR	2,500	2,791,921

					33,491,705

Germany 4.2%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	4.856(a)	10/15/20	EUR	4,800	5,202,528
Galapagos SA, Sr. Sec’d. Notes, 144A	4.622(a)	06/15/21	EUR	5,000	5,091,484
Schaeffler Holding Finance BV,
Gtd. Notes, 144A(c)	3.250	05/15/19	EUR	2,000	2,155,756
Sr. Sec’d. Notes, PIK, 144A(c)	6.250	11/15/19		1,450	1,511,625
Sr. Sec’d. Notes, PIK, 144A(c)	6.875	08/15/18		6,150	6,319,125
Sr. Sec’d. Notes, PIK, 144A	6.875	08/15/18	EUR	1,900	2,124,227
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(c)	6.125	10/01/19	EUR	3,000	3,396,128
Trionista TopCo GmbH, Gtd. Notes, RegS	6.875	04/30/21	EUR	1,000	1,132,303
ZF North America Capital, Inc., Gtd. Notes, 144A	4.000	04/29/20		225	224,606

					27,157,782

Indonesia 0.2%
TBG Global Pte Ltd.,
Gtd. Notes, RegS	4.625	04/03/18		500	485,080
Gtd. Notes, 144A	4.625	04/03/18		800	776,128

					1,261,208

Ireland 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A	6.250	01/31/19		950	919,125
Gtd. Notes, 144A	6.750	01/31/21		1,950	1,847,625
Gtd. Notes, 144A	9.125	10/15/20		500	501,250
Gtd. Notes, 144A	9.125	10/15/20		3,125	3,144,531

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	19

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Ireland (cont’d.)
Smurfit Kappa Acquisitions, Sr. Unsec’d. Notes, 144A	4.875%	09/15/18		4,038	$4,133,903

					10,546,434

Italy 2.6%
GCL Holdings SCA, Sec’d. Notes, RegS	9.375	04/15/18	EUR	1,400	1,562,111
Rhino Bondco S.P.A, Sr. Sec’d. Notes, RegS	5.372(a)	12/15/19	EUR	1,000	1,080,803
TeamSystem Holding SpA, Sr. Sec’d. Notes, RegS	7.375	05/15/20	EUR	3,200	3,587,871
Telecom Italia Capital SA, Gtd. Notes	6.999	06/04/18		4,045	4,348,375
Telecom Italia SpA, Sr. Unsec’d. Notes, MTN	6.375	06/24/19	GBP	1,000	1,538,230
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A	3.856(a)	07/15/20	EUR	2,000	2,107,008
Sr. Sec’d. Notes, 144A	6.500	04/30/20		2,600	2,678,000

					16,902,398

Luxembourg 3.3%
Altice Financing SA, Sr. Sec’d. Notes, 144A	7.875	12/15/19		1,700	1,772,250
ArcelorMittal,
Sr. Unsec’d. Notes	5.500	02/25/17		2,525	2,468,188
Sr. Unsec’d. Notes	10.850	06/01/19		485	451,050
ConvaTec Finance International SA, Gtd. Notes, PIK, 144A	8.250	01/15/19		1,275	1,134,750
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875	12/15/18	EUR	3,570	3,964,819
GCS Holdco Finance I SA, Sr. Sec’d. Notes, RegS	6.500	11/15/18	EUR	1,787	1,989,083
Intelsat Jackson Holdings SA,
Gtd. Notes	7.250	04/01/19		6,209	5,634,667
Gtd. Notes	7.250	10/15/20		2,000	1,720,000
Magnolia BC SA, Sr. Sec’d. Notes, MTN, RegS	9.000	08/01/20	EUR	1,400	1,607,609
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes, RegS	5.250	06/15/21	EUR	1,000	1,049,442

					21,791,858

Mexico 1.3%
Cemex Espana Luxembourg, Sr. Sec’d. Notes, 144A(c)	9.875	04/30/19		5,500	5,699,375
Cemex Espana SA, Sr. Sec’d. Notes, RegS	9.875	04/30/19		1,500	1,554,375
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(c)	6.500	12/10/19		1,315	1,241,031

					8,494,781

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Netherlands 2.8%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A (original cost $3,016,933; purchased 04/07/14)(d)(e)	7.500%	06/15/19	EUR	2,000	$2,242,485
InterXion Holding NV, Sr. Sec’d. Notes, RegS	6.000	07/15/20	EUR	2,500	2,819,815
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A	3.750	06/01/18		100	100,650
Gtd. Notes, 144A(c)	4.125	06/15/20		3,865	3,845,675
UPCB Finance V Ltd.,
Sr. Sec’d. Notes, 144A	7.250	11/15/21		5,294	5,611,428
UPCB Finance VI Ltd.,
Sr. Sec’d. Notes, 144A	6.875	01/15/22		3,600	3,798,000

					18,418,053

New Zealand 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes	9.875	08/15/19		750	733,125
Sr. Sec’d. Notes	5.750	10/15/20		959	960,199

					1,693,324

Norway 0.4%
Lock AS,
Sr. Sec’d. Notes, RegS	5.500(a)	08/15/20	EUR	500	540,142
Sr. Sec’d. Notes, RegS	7.000	08/15/21	EUR	2,000	2,223,180

					2,763,322

Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	1.389(f)	05/31/18		2,152	2,057,945

Poland 1.9%
Eileme 2 AB,
Sr. Sec’d. Notes, RegS	11.625	01/31/20		1,000	1,058,130
Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	7,400	8,487,342
Play Finance 2 SA, Sr. Sec’d. Notes, RegS	5.250	02/01/19	EUR	2,550	2,818,339

					12,363,811

Russia 3.0%
Gazprom OAO Via GAZ Capital SA,
Sr. Unsec’d. Notes, 144A	4.625	10/15/18	EUR	1,500	1,635,829

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	21

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Russia (cont’d.)
Sr. Unsec’d. Notes, MTN, RegS	3.755%	03/15/17	EUR	2,000	$2,172,179
Sr. Unsec’d. Notes, MTN, RegS	6.212	11/22/16		1,000	1,022,474
Sr. Unsec’d. Notes, RegS	9.250	04/23/19		815	903,036
Sr. Unsec’d. Notes, MTN, 144A	8.146	04/11/18		2,000	2,134,200
Lukoil International Finance BV, Gtd. Notes, RegS	3.416	04/24/18		1,950	1,908,562
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.500	01/16/19		1,400	1,398,032
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	5.400	03/24/17		1,000	1,016,080
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, MTN, RegS	4.450	03/19/18		1,500	1,502,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
Sr. Unsec’d. Notes, RegS	9.125	04/30/18		2,175	2,352,154
Sr. Unsec’d. Notes, 144A	9.125	04/30/18		2,200	2,379,190
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, RegS	6.000	04/12/17		1,000	1,015,000

					19,438,986

Spain 1.0%
Gestamp Funding Luxembourg SA,
Sr. Sec’d. Notes, RegS	5.625	05/31/20		1,000	1,004,000
Sr. Sec’d. Notes, 144A	5.625	05/31/20		2,000	2,008,000
NH Hotel Group SA, Sr. Sec’d. Notes, RegS	6.875	11/15/19	EUR	3,000	3,529,374

					6,541,374

Sweden 0.1%
Verisure Holding AB, Sr. Sec’d. Notes, 144A	6.000	11/01/22	EUR	500	558,574

United Kingdom 11.0%
Anglian Water Osprey Financing PLC, Sr. Sec’d. Notes, MTN, RegS	7.000	01/31/18	GBP	2,000	3,055,289
Bakkavor Finance 2 PLC, Sr. Sec’d. Notes, RegS	8.750	06/15/20	GBP	1,000	1,524,651
Fiat Chrysler Automobiles NV, Sr. Unsec’d. Notes(c)	4.500	04/15/20		1,275	1,245,516
Fiat Chrysler Finance Europe, Ser. G, Gtd. Notes, MTN, RegS	6.375	04/01/16	EUR	6,000	6,545,266

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS	8.875%	09/01/18	GBP	368	$543,509
Grainger PLC, Sr. Sec’d. Notes, RegS	5.000	12/16/20	GBP	4,565	6,760,630
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	4.841(a)	07/15/20	GBP	1,074	1,285,494
IDH Finance PLC,
Sr. Sec’d. Notes, 144A(c)(d)	5.573(a)	12/01/18	GBP	1,700	2,410,231
Sr. Sec’d. Notes, MTN, 144A	6.000	12/01/18	GBP	500	705,329
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A(c)	4.872(a)	03/31/20	EUR	2,000	2,139,810
Interoute Finco PLC, Sr. Sec’d. Notes, 144A(c)	7.375	10/15/20	EUR	1,275	1,448,189
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(c)	4.250	11/15/19		1,850	1,859,250
Jerrold Finco PLC,
Sr. Sec’d. Notes, MTN, RegS	9.750	09/15/18	GBP	1,400	2,139,897
Sr. Sec’d. Notes, MTN, 144A	9.750	09/15/18	GBP	2,000	3,056,996
Kelda Finance No 3 PLC, Sr. Sec’d. Notes, RegS(c)	5.750	02/17/20	GBP	1,370	2,035,088
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes, RegS	6.750	02/01/20	GBP	2,700	3,876,104
Pendragon PLC, Sr. Sec’d. Notes, RegS	6.875	05/01/20	GBP	2,500	3,669,137
Pizzaexpress Financing 2 PLC, Sr. Sec’d. Notes, RegS	6.625	08/01/21	GBP	1,500	2,201,988
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS	7.000	02/15/18	GBP	2,265	3,284,113
R&R Ice Cream PLC, Sr. Sec’d. Notes, RegS	5.500	05/15/20	GBP	2,500	3,624,608
Sable International Finance Ltd., Sr. Sec’d. Notes, 144A	8.750	02/01/20		5,000	5,225,000
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A	5.750	04/15/19	GBP	3,000	4,280,066
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500	01/15/21	GBP	1,500	2,290,182
Voyage Care Bondco PLC, Sr. Sec’d. Notes, RegS	6.500	08/01/18	GBP	2,030	2,856,694
William Hill PLC, Gtd. Notes, RegS	4.250	06/05/20	GBP	2,500	3,564,050

					71,627,087

TOTAL FOREIGN BONDS (cost $331,051,146)					301,100,438

TOTAL LONG-TERM INVESTMENTS (cost $967,992,946)					906,204,105

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	23

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 2.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,153,034)(Note 3)(g)	16,153,034	$16,153,034

TOTAL INVESTMENTS 141.4% (cost $984,145,980)(Note 5)		922,357,139
Liabilities in excess of other assets(h) (41.4)%		(270,339,051)

NET ASSETS 100.0%		$652,018,088

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

EUR—Euro

GBP—British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,522,193 and 0.5% of net assets.
(c)	Represents security, or portion thereof, with an aggregate value of $555,399,859 segregated as collateral for amount of $270,000,000 borrowed and outstanding as of January 31, 2016.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $58,342,716. The aggregate value of $54,319,229 is approximately 8.3% of net assets.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 02/02/16	Barclays Capital Group	GBP	979	$1,443,075	$1,394,964	$(48,111)
Expiring 02/02/16	Goldman Sachs & Co.	GBP	21,164	30,316,440	30,156,913	(159,527)
Expiring 02/02/16	JPMorgan Chase	GBP	21,164	30,316,546	30,156,913	(159,633)
Euro,
Expiring 02/02/16	Bank of America	EUR	14,245	15,454,037	15,431,878	(22,159)
Expiring 02/02/16	Barclays Capital Group	EUR	14,245	15,454,037	15,431,878	(22,159)
Expiring 02/02/16	Citigroup Global Markets	EUR	14,245	15,455,717	15,431,878	(23,839)
Expiring 02/02/16	Deutsche Bank AG	EUR	14,245	15,454,036	15,431,878	(22,158)
Expiring 02/02/16	JPMorgan Chase	EUR	14,245	15,454,036	15,431,878	(22,158)
Expiring 02/02/16	Morgan Stanley	EUR	999	1,083,000	1,081,940	(1,060)
Expiring 02/02/16	Morgan Stanley	EUR	14,245	15,453,264	15,431,878	(21,386)
Expiring 02/02/16	UBS AG	EUR	14,245	15,454,036	15,431,878	(22,158)

				$171,338,224	$170,813,876	$(524,348)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 02/02/16	Barclays Capital Group	GBP	535	$806,101	$762,954	$43,147
Expiring 02/02/16	Citigroup Global Markets	GBP	1,119	1,624,942	1,594,739	30,203
Expiring 02/02/16	Goldman Sachs & Co.	GBP	19,140	28,847,545	27,273,022	1,574,523
Expiring 02/02/16	JPMorgan Chase	GBP	2,083	3,010,981	2,968,557	42,424
Expiring 02/02/16	JPMorgan Chase	GBP	19,140	28,847,833	27,273,022	1,574,811
Expiring 02/02/16	Morgan Stanley	GBP	719	1,074,063	1,024,913	49,150
Expiring 02/02/16	Morgan Stanley	GBP	570	832,784	811,584	21,200
Expiring 03/02/16	Barclays Capital Group	GBP	871	1,236,059	1,241,670	(5,611)
Expiring 03/02/16	Goldman Sachs & Co.	GBP	21,164	30,316,758	30,157,873	158,885
Expiring 03/02/16	JPMorgan Chase	GBP	21,164	30,317,499	30,157,873	159,626
Euro,
Expiring 02/02/16	Bank of America	EUR	3,531	3,838,944	3,825,171	13,773
Expiring 02/02/16	Bank of America	EUR	12,915	13,767,930	13,990,904	(222,974)
Expiring 02/02/16	Barclays Capital Group	EUR	762	806,101	825,295	(19,194)
Expiring 02/02/16	Barclays Capital Group	EUR	1,199	1,307,108	1,298,733	8,375
Expiring 02/02/16	Citigroup Global Markets	EUR	2,626	2,896,434	2,844,307	52,127
Expiring 02/02/16	Citigroup Global Markets	EUR	490	536,461	530,939	5,522

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	25

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 02/02/16	Citigroup Global Markets	EUR	1,290	$1,412,004	$1,397,008	$14,996
Expiring 02/02/16	Citigroup Global Markets	EUR	66	71,612	71,165	447
Expiring 02/02/16	Citigroup Global Markets	EUR	12,214	13,315,041	13,231,879	83,162
Expiring 02/02/16	Citigroup Global Markets	EUR	12,915	13,769,403	13,990,904	(221,501)
Expiring 02/02/16	Deutsche Bank AG	EUR	12,915	13,768,318	13,990,904	(222,586)
Expiring 02/02/16	JPMorgan Chase	EUR	1,048	1,128,912	1,135,165	(6,253)
Expiring 02/02/16	JPMorgan Chase	EUR	12,915	13,768,770	13,990,904	(222,134)
Expiring 02/02/16	Morgan Stanley	EUR	12,915	13,768,253	13,990,904	(222,651)
Expiring 02/02/16	UBS AG	EUR	12,915	13,768,834	13,990,904	(222,070)
Expiring 03/02/16	Bank of America	EUR	14,245	15,464,577	15,442,919	21,658
Expiring 03/02/16	Barclays Capital Group	EUR	14,245	15,464,862	15,442,919	21,943
Expiring 03/02/16	Citigroup Global Markets	EUR	14,245	15,466,459	15,442,920	23,539
Expiring 03/02/16	Deutsche Bank AG	EUR	14,245	15,464,721	15,442,920	21,801
Expiring 03/02/16	JPMorgan Chase	EUR	14,245	15,464,863	15,442,920	21,943
Expiring 03/02/16	Morgan Stanley	EUR	14,245	15,463,948	15,442,920	21,028
Expiring 03/02/16	UBS AG	EUR	14,245	15,465,148	15,442,920	22,228

				$343,093,268	$340,471,731	$2,621,537

						$2,097,189

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

26

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$52,432,828	$3,522,193
Corporate Bonds	—	549,148,646	—
Foreign Bonds	—	301,100,438	—
Affiliated Money Market Mutual Fund	16,153,034	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	2,097,189	—

Total	$16,153,034	$904,779,101	$3,522,193

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value .

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Telecommunications	17.8%
Media	10.6
Entertainment	7.5
Home Builders	7.2
Healthcare—Services	6.6
Building Materials	5.5
Software	5.4
Diversified Financial Services	5.3
Retail	5.2
Food	5.0
Packaging & Containers	4.9
Lodging	4.6
Electric	4.6
Chemicals	4.2
Commercial Services	4.2
Auto Parts & Equipment	3.3
Oil & Gas	3.1
Machinery—Diversified	2.6
Affiliated Money Market Mutual Fund	2.5
Semiconductors	2.3
Miscellaneous Manufacturing	1.9
Healthcare—Products	1.8
Airlines	1.6
Auto Manufacturers	1.5
Pharmaceuticals	1.4%
Internet	1.4
Foods	1.2
Leisure Time	1.1
Iron/Steel	1.1
Real Estate	1.0
Media & Entertainment	1.0
Mining	0.9
Gaming	0.9
Machinery—Construction & Mining	0.9
Packaging	0.8
Forest Products & Paper	0.7
Electronics	0.7
Other Industry	0.7
Holding Companies—Diversified	0.6
Beverages	0.6
Distribution/Wholesale	0.6
Industrial	0.5
Real Estate Investment Trusts (REITs)	0.5
Building Materials & Construction	0.5
Water	0.5
Transportation	0.5
Environmental Control	0.4
Household Products/Wares	0.4

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	27

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Industry (cont’d.)
Pipelines	0.4%
Banks	0.4
Technology	0.3
Educational Services	0.3
Gas	0.2
Home Furnishings	0.2
Cable & Satellite	0.2
Sovereign Bond	0.2
Engineering & Construction	0.2
Metals	0.2%
Oil & Gas Services	0.2
Electrical Components & Equipment	0.2
Non-Captive Finance	0.2
Capital Goods	0.1

141.4
Liabilities in excess of other assets	(41.4)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$3,986,511	Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,889,322

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$6,103,743

See Notes to Financial Statements.

28

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$164,466

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended January 31, 2016, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)	Forward Foreign Currency Exchange Contracts—Sold(1)
$149,636,964	$298,543,319

(1)	Value at settlement date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$35,431	$(35,431)	$—	$—
Barclays Capital Group	73,465	(73,465)	—	—
Citigroup Global Markets	209,996	(209,996)	—	—
Deutsche Bank AG	21,801	(21,801)	—	—
Goldman Sachs & Co.	1,733,408	(159,527)	(1,575,897)	—
JPMorgan Chase	1,798,804	(410,178)	(1,140,000)	248,626
Morgan Stanley	91,378	(91,378)	—	—
UBS AG	22,228	(22,228)	—	—

	$3,986,511

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	29

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(245,133)	$35,431	$380,000	$—
Barclays Capital Group	(95,075)	73,465	—	(21,610)
Citigroup Global Markets	(245,340)	209,996	30,000	(5,344)
Deutsche Bank AG	(244,744)	21,801	270,000	—
Goldman Sachs & Co.	(159,527)	159,527	—	—
JPMorgan Chase	(410,178)	410,178	—	—
Morgan Stanley	(245,097)	91,378	290,000	—
UBS AG	(244,228)	22,228	200,000	(22,000)

	$(1,889,322)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

30

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $967,992,946)	$906,204,105
Affiliated Investments (cost $16,153,034)	16,153,034
Cash	29,183
Foreign currency, at value (cost $110,293)	110,641
Dividends and interest receivable	16,635,353
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,986,511
Receivable for investments sold	1,871,784
Cash segregated for Counterparty—OTC	1,170,000
Prepaid expenses	4,191

Total assets	946,164,802

Liabilities
Loan Payable (Note 7)	270,000,000
Payable for investments purchased	20,963,399
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,889,322
Management fee payable	656,133
Accrued expenses and other liabilities	433,833
Excise tax payable	165,000
Deferred directors’ fees	30,173
Loan interest payable (Note 7)	8,854

Total liabilities	294,146,714

Net Assets	$652,018,088

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	780,305,040

780,345,964
Undistributed net investment income	3,134,480
Accumulated net realized loss on investment and foreign currency transactions	(71,735,356)
Net unrealized depreciation on investments and foreign currencies	(59,727,000)

Net assets, January 31, 2016	$652,018,088

Net asset value and redemption price per share ($652,018,088 ÷ 40,923,879 shares of common stock issued and outstanding)	$15.93

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	31

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Interest income	$27,127,241
Affiliated dividend income	13,456

Total income	27,140,697

Expenses
Management fee	4,028,087
Loan interest expense	1,388,627
Excise tax expense	165,000
Custodian and accounting fees	73,000
Shareholders’ reports	37,000
Legal fees and expenses	32,000
Directors’ fees	27,000
Audit fee	23,000
Registration fees	21,000
Transfer agent’s fees and expenses	8,000
Insurance expenses	3,000
Miscellaneous	6,708

Total expenses	5,812,422

Net investment income	21,328,275

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(19,934,185)
Foreign currency transactions	5,995,442

(13,938,743)

Net change in unrealized appreciation (depreciation) on:
Investments	(26,590,532)
Foreign currencies	253,458

(26,337,074)

Net loss on investment and foreign currency transactions	(40,275,817)

Net Decrease In Net Assets Resulting From Operations	$(18,947,542)

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$21,328,275	$47,065,914
Net realized gain (loss) on investment and foreign currency transactions	(13,938,743)	802,151
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(26,337,074)	(32,649,391)

Net increase (decrease) in net assets resulting from operations	(18,947,542)	15,218,674

Dividends from net investment income (Note 1)	(27,623,618)	(71,780,484)

Total decrease	(46,571,160)	(56,561,810)

Net Assets:
Beginning of period	698,589,248	755,151,058

End of period(a)	$652,018,088	$698,589,248

(a) Includes undistributed net investment income of:	$3,134,480	$9,429,823

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	33

Statement of Cash Flows

For the Six Months Ended January 31, 2016 (Unaudited)

Increase (Decrease) in Cash
Cash flows from operating activities:
Interest and dividends paid (excluding discount and premium amortization of $(5,533,068))	$31,870,827
Operating expenses paid	(4,147,491)
Loan interest paid	(1,386,960)
Purchases of long-term portfolio investments	(265,869,523)
Proceeds from disposition of long-term portfolio investments	245,803,221
Net purchases and sales of short-term investments	(2,302,508)
Decrease in receivable for investments sold	7,155,086
Increase in payable for investments purchased	11,809,661
Increase in excise tax payable	165,000
Cash segregated for Counterparty—OTC	(1,170,000)
Increase in prepaid expenses	(4,191)
Net cash received for foreign currency transactions	5,995,442
Effect of exchange rate changes	88,992

Net cash provided from operating activities	28,007,556

Cash flows from financing activities:
Cash dividends paid	(27,844,612)
Increase in borrowing	(5,000,000)

Net cash used in financing activities	(32,844,612)

Net increase/(decrease) in cash	(4,837,056)
Cash at beginning of period, including foreign currency	4,976,880

Cash at end of period, including foreign currency	$139,824

Reconciliation of Net Decrease in Net Assets to Net Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(18,947,542)

Decrease in investments	(16,835,742)
Net realized loss on investment and foreign currency transactions	13,938,743
Decrease in net unrealized depreciation on investments and foreign currencies	26,337,074
Net cash received for foreign currency transactions	5,995,442
Effect of exchange rate changes	88,992
Increase in interest and dividends receivable	(802,938)
Decrease in receivable for investments sold	7,155,086
Cash segregated for Counterparty—OTC	(1,170,000)
Increase in prepaid expenses	(4,191)
Increase in payable for investments purchased	11,809,661
Increase in excise tax payable	165,000
Increase in loan interest payable	1,667
Increase in accrued expenses and other liabilities	269,066
Increase in deferred directors’ fees	7,238

Total adjustments	46,955,098

Net cash provided from operating activities	$28,007,556

See Notes to Financial Statements.

34

Notes to Financial Statements

(Unaudited)

Prudential Global Short Duration High Yield Fund, Inc. (the “Fund”) is a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was incorporated as a Maryland corporation on July 23, 2012. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ

Prudential Global Short Duration High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

36

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential Global Short Duration High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for an amount of another foreign currency.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter

38

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms in the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2016, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Prudential Global Short Duration High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment In Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

40

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of Common Stock. The level dividend rate may be modified by the Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PI has received an order from the Securities and Exchange Commission granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PI to include realized long-term capital gains as a part of their respective regular distributions to the holders of Common Stock more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PI, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its stockholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned. However, due to timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of the net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $165,000 of Federal excise taxes attributable to calendar year 2015 in February 2016.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Global Short Duration High Yield Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM. The subadvisory agreement provides that PGIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses. On January 4, 2016, PIM (Prudential Investment Management, Inc.) was renamed PGIM, Inc.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .85% of the average daily value of the Fund’s investable assets. “Investable assets” refers to the net assets attributable to the outstanding Common Stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PI and PGIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. The Fund(s) may also invest in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

42

Note 4. Fund Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2016, aggregated $265,869,523 and $245,501,544, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Tax Basis	$999,537,573

Appreciation	1,569,643
Depreciation	(78,750,077)

Net Unrealized Depreciation	$(77,180,434)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2015 of approximately $42,405,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

For the six months ended January 31, 2016, the Fund did not issue any shares of Common Stock in connection with the Fund’s dividend reinvestment plan. There are 1 billion shares of $0.001 par value Common Stock authorized. As of January 31, 2016, Prudential owned 6,942 shares of Common Stock of the Fund.

Note 7. Borrowings and Re-hypothecation

The Fund currently is a party to a committed credit facility (the credit facility) with a financial institution. The credit facility provides for a maximum commitment of

Prudential Global Short Duration High Yield Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

$440 million or 50% of the net asset value based on the most recent fiscal year end. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and to meet its general cash flow requirements.

During the six months ended January 31, 2016, the Fund utilized the credit facility and had an average daily outstanding loan balance of $268,668,478 during the 184 day period that the facility was utilized, at an average interest rate of 1.03%. The maximum amount of loan outstanding during the period was $285,000,000. There was a balance of $270,000,000 outstanding at January 31, 2016.

Re-hypothecation: The Board recently approved an amendment to the credit facility, whereby the credit facility agreement permits, subject to certain conditions, the financial institution to re-hypothecate, up to the amount outstanding under the facility, portfolio securities segregated by the Fund as collateral. The Fund continues to receive interest on re-hypothecated securities. The Fund also has the right under the agreement to recall the re-hypothecated securities from financial institution on demand. If the financial institution fails to deliver the recalled security in a timely manner, the Fund will be compensated by the financial institution for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by financial institution, the Fund, upon notice to the financial institution, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Fund will receive a portion of the fees earned the financial institution in connection with the re-hypothecation of portfolio securities. Such earnings are disclosed in the statement of operations under Other Income. As of January 31, 2016, there were no earnings to be disclosed.

Note 8. Subsequent Event

Dividends and Distributions: On February 25, 2016 the Fund declared monthly dividends of $0.1100 per share payable on March 31, 2016, April 29, 2016 and May 31, 2016, respectively, to shareholders of record on March 18, 2016, April 15, 2016, and May 13, 2016, respectively. The ex-dates are March 16, 2016, April 13, 2016, and May 11, 2016, respectively.

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Note 9. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Global Short Duration High Yield Fund, Inc.	45

Financial Highlights

(Unaudited)

	Six Months Ended January 31,		Year Ended July 31,				December 26, 2012(a) through July 31,
	2016(b)		2015		2014		2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.07		$18.45		$18.70		$19.10	*
Income (loss) from investment operations:
Net investment income	.52		1.15		1.23		.64
Net realized and unrealized gain (loss) on investment transactions	(.98)		(.78)		.02		(.26)
Total from investment operations	(.46)		.37		1.25		.38
Less Dividends:
Dividends from net investment income	(.68)		(1.75)		(1.50)		(.75)
Fund share transactions:
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	-		-		-	(h)	(.04)
Accretion to net asset value from the exercise of the underwriters over-allotment option (Note 6)	-		-		-		.01
Total of share transactions	-		-		-		(.03)
Net asset value, end of period	$15.93		$17.07		$18.45		$18.70
Market price, end of period	$13.99		$14.70		$16.94		$17.18
Total Investment Return(c)	(.18)%		(3.28)%		7.39%		(10.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$652,018		$698,589		$755,151		$765,475
Average net assets (000)	$674,093		$720,504		$769,943		$761,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.71%	(e)(f)	1.61%	(e)	1.60%	(e)	1.40%	(e)(f)
Expenses before waivers and/or expense reimbursement	1.71%	(e)(f)	1.61%	(e)	1.60%	(e)	1.43%	(e)(f)
Net investment income	6.29%	(f)	6.53%		6.56%		5.70%	(f)
Portfolio turnover rate	27%	(g)	62%		65%		34%	(g)
Asset coverage	342%		354%		339%		361%
Total debt outstanding at period-end (000)	$270,000		$275,000		$316,000		$293,000

* Initial public offering price of $20.00 per share less sales load of $0.90 per share.

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Includes interest expense of 0.41% and tax expense of 0.05% for the six months ended January 31, 2016, 0.36% for the year ended July 31, 2015, 0.36% for the year ended July 31, 2014 and 0.25% for the period ended July 31, 2013.

(f) Annualized.

(g) Not annualized.

(h) Less than $.005 per share.

See Notes to Financial Statements.

46

Other Information

(Unaudited)

Dividend Reinvestment Plan. Unless a holder of Common Stock elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on Common Stock will be automatically reinvested by the Plan Administrator pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Stock. The holders of Common Stock who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the stockholder of record (or, if the Common Stock is held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the holders of Common Stock and may re-invest that cash in additional Common Stock.

The Plan Administrator will open an account for each common stockholder under the Plan in the same name in which such common stockholder’s Common Stock is registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Stock. The Common Stock will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Stock from the Fund (“Newly Issued Common Stock”) or (ii) by purchase of outstanding Common Stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price of the Common Stock plus per share fees (as defined below) is equal to or greater than the NAV per share of Common Stock (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Stock on behalf of the participants. The number of Newly Issued Common Stock to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per share of Common Stock on the payment date, provided that, if the NAV per share of Common Stock is less than or equal to 95% of the closing market price per share of Common Stock on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Stock on the payment date. If, on the payment date for any Dividend, the NAV per share of Common Stock is greater than the closing market value per share of Common Stock plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in shares of Common Stock acquired on behalf of the participants in Open-Market Purchases.

Prudential Global Short Duration High Yield Fund, Inc.	47

Other Information

(Unaudited) continued

“Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Stock trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Stock acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share of Common Stock exceeds the NAV per share of Common Stock, the average per share purchase price paid by the Plan Administrator for Common Stock may exceed the NAV per share of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if the Dividend had been paid in Newly Issued Common Stock on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Stock at the NAV per share of Common Stock at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per share of Common Stock, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by stockholders for tax records. Common Stock in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each stockholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the holders of Common Stock such as banks, brokers or nominees that hold shares of Common Stock for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the record stockholder’s name and held for the account of beneficial owners who participate in the Plan.

48

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Fund. If a participant elects by written, Internet or telephonic notice to the Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her shares of Common Stock, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to shares of Common Stock issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “Tax Matters.” Participants that request a sale of Common Stock through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any dividend or distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry shares of Common Stock and a check for the cash adjustment of any fractional share at the market value of the Fund’s shares of Common Stock as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of

Prudential Global Short Duration High Yield Fund, Inc.	49

Other Information

(Unaudited) continued

termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in shares of Common Stock on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078 or by calling (toll free) 800-451-6788.

50

Supplemental Proxy Information

(Unaudited)

An Annual Meeting of Stockholders was held on March 11, 2016. At such meeting the stockholders elected the following Class I Directors:

Approval of Directors

Class I	Affirmative Votes Cast	Shares Against/Withheld
Ellen S. Alberding	35,414,473	1,149,179

Stuart S. Parker	35,537,278	1,026,374

Richard A. Redeker	35,440,339	1,123,313

Prudential Global Short Duration High Yield Fund, Inc.	51

Privacy Notice

Prudential values your business and your trust. We respect the privacy of your personal information and take our responsibility to protect it seriously. This privacy notice is provided on behalf of the Prudential family of companies listed at the end of this notice (Prudential), and applies to our current and former customers. This notice describes new ways in which we will share your personal information within Prudential and your right to opt out of such sharing.

Protecting Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. The people who are authorized to have access to your personal information need it to do their jobs, and we require them to keep that information secure and confidential.

Personal Information We Collect

We collect your personal information when you fill out applications and other forms, when you enter personal details on our websites, when you respond to our emails, and when you provide us information over the telephone. We also collect personal information that others give us about you. This information includes, for example:

•	name
•	address, email address, telephone number, and other contact information
•	income and financial information
•	Social Security number
•	transaction history
•	medical information for insurance applications
•	consumer reports from consumer reporting agencies
•	participant information from organizations that purchase products or services from us for the benefit of their members or employees

Using Your Information

We use your personal information for various business purposes, including:

•	normal everyday business purposes, such as providing service to you and administrating your account or policy
•	processing transactions and claims
•	business research and analysis
•	marketing products and services of Prudential and other companies in which you may be interested
•	compliance with laws

Sharing Your Information

We may share your personal information, including information about your transactions and experiences, within Prudential and with other companies who perform services for us or on our behalf, for our everyday business purposes, such as providing services to you and administering your account or policy. We may also share your personal information with another financial institution If you agree that your account or policy can be transferred to that financial company.

We may share your personal information within Prudential so that the Prudential companies can market their products and services to you. We may also share consumer report information within Prudential which may include information about you from credit reports and certain information that we receive from you and from consumer reporting agencies or other third parties. For those customers who have one of our products through a plan sponsored by an employer or other organization, we will share your personal information either in a manner consistent with the terms of the plan agreement or in a manner consistent with our agreement with you.

We may also share your personal information as permitted or required by law, including, for example, to law enforcement officials and regulators, in response to subpoenas, and to prevent fraud.

Unless you agree otherwise, we do not share your personal information with other companies for them to market their products or services to you. We may tell you about a product or service that other companies offer and, if you respond, that company will know that we selected you to receive the information.

Limiting Our Sharing—Opt Out/Privacy Choice

You may tell us not to share your personal information within Prudential for marketing purposes, and not to share consumer report information within Prudential, by “opting out” of such sharing. To limit our sharing for these purposes:

•	visit us online at www.prudential.com/privacyoptout
•	call us at 1-877-248-4019

If you previously told us not to share your personal information within Prudential for marketing purposes, or not to share your consumer report information, you must renew your “opt out” of such sharing through the methods noted above. If you are no longer our customer, we will continue to share your information as described in this notice.

You are not able to limit our ability to share your personal information within Prudential and other companies for servicing and administration purposes.

Questions and Corrections

We will send notices at least once a year, as federal and state laws require. If you have any questions about how we protect, use, and share your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019.

We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

This notice is being provided to customers and former customers of the Prudential companies listed below. If we acquire a company prior to delivery of the next annual notice, we may share your information with the acquired company in the same manner as other Prudential companies described in this notice.

Insurance Companies and Insurance Company Separate Accounts

The Prudential Insurance Company of America; Prudential Annuities Life Assurance Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Retirement Insurance and Annuity Company (PRIAC); PRIAC Variable Contract Account A; CG Variable Annuity Account I & II (Connecticut General); Pruco Insurance Company of Iowa; All insurance company separate accounts that include the following names: Prudential, Pruco, or PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC; Mullin TBG Insurance Agency Services, LLC; MC Insurance Agency Services, LLC

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.; Prudential Annuities Distributors, Inc.; Global Portfolio Strategies, Inc.; Pruco Securities, LLC; Prudential Investment Management, Inc.; Prudential Investment Management Services LLC; Prudential Investments LLC; Prudential Private Placement Investors, L.P.

Bank and Trust Companies

Prudential Bank & Trust. FSB; Prudential Trust Company

Investment Companies and Other Investment Vehicles

The Asia Pacific Fund, Inc.; Prudential Investments Mutual Funds; Prudential Capital Partners, L.P.; Target Asset Allocation Funds; The Target Portfolio Trust; Advanced Series Trust; The Prudential Series Fund; Private Placement Trust Investors, LLC; All funds that include the following names: Prudential, PCP. or PCEP

Vermont Residents: We will comply with Vermont law when sharing information we collect from or about Vermont residents. Consequently, we will automatically treat all customers who are Vermont residents as having told us not to share their personal information for marketing purposes and not to share consumer report information.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Privacy 0019 Ed. 1/2016 D6021

■ MAIL	■ MAIL (OVERNIGHT)	■ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842-3170	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
■ WEBSITE
www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 30170 College Station, TX 77842-3170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Short Duration High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the NYSE the required annual certifications and the Fund has also included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

NYSE	GHY
CUSIP	74433A109

PICE1001E2    0289500-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

   – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Short Duration High Yield Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 23, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 23, 2016